Average Annual Total Returns{- Fidelity® Series Value Discovery Fund} - 01.31 Fidelity Series Value Discovery Fund Series PRO-11 - Fidelity® Series Value Discovery Fund	Fidelity Series Value Discovery Fund-Default Return Before Taxes Past 1 year	Fidelity Series Value Discovery Fund-Default Return Before Taxes Past 5 years	Fidelity Series Value Discovery Fund-Default Return Before Taxes Since Inception		Fidelity Series Value Discovery Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Value Discovery Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Value Discovery Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Value Discovery Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Value Discovery Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Value Discovery Fund-Default After Taxes on Distributions and Sales Since Inception		RS008 Past 1 year	RS008 Past 5 years	RS008 Since Inception
Total	25.75%	11.56%	11.98%	[1]	22.80%	9.87%	10.31%	[1]	16.34%	8.74%	9.30%	[1]	25.37%	11.00%	12.51%	[1]

[1]	(a)From December 6, 2012